Mineral Properties and Exploration and Evaluation Assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of mining assets	$ 28,473	$ 36,788
Expense arising from exploration for and evaluation of mineral resources	2,411	723
Lindero Project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest	$ 5,259	$ 1,125